Property, Equipment And Software - Schedule of property, equipment and software, net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	¥ 47,867	$ 6,876	¥ 36,049
Less: accumulated depreciation and amortization	(18,221)	(2,618)	(8,390)
Net book value	29,646	4,258	27,659
Construction in process	423	61
Total net book value of property, equipment and software	30,069	4,319	27,659
Laboratory Equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	24,265	3,486	20,796
Leasehold Improvements [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	11,856	1,703	10,271
Software [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	10,220	1,468	3,632
Office furniture and equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	¥ 1,526	$ 219	¥ 1,350